UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	11/30

Date of reporting period:	2/29/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

COMMON STOCKS— 97.41%	Shares	Fair Value
Banks — 3.81%
U.S. Bancorp	11,232	$521,615

Beverages — 6.28%
Coca-Cola Company (The)	8,639	462,100
Molson Coors Brewing Company, B	8,035	398,616
		860,716
Biotechnology — 3.42%
Gilead Sciences, Inc.	6,750	468,180

Chemicals — 2.83%
Nutrien Ltd. (Canada)	9,588	387,643

Communications Equipment — 3.05%
Telefonaktiebolaget LM Ericsson (Sweden) - ADR	52,073	418,667

Diversified Telecommunication Services — 2.41%
AT&T, Inc.	9,381	330,399

Electric Utilities — 10.41%
Duke Energy Corporation	7,611	697,929
PPL Corporation	24,299	729,213
		1,427,142
Energy Equipment & Services — 1.70%
Schlumberger Ltd.	8,578	232,378

Equity Real Estate Investment Trusts (REITs) — 7.90%
Crown Castle International Corporation	2,385	341,746
GEO Group, Inc. (The)	17,804	260,651
OUTFRONT Media, Inc.	8,186	215,619
Public Storage	1,265	264,537
		1,082,553
Food & Staples Retailing — 2.83%
Kroger Company (The)	13,801	388,222

Food Products — 10.65%
Archer-Daniels-Midland Company	5,197	195,667
Conagra Brands, Inc.	12,711	339,257
Hershey Company (The)	1,929	277,757

See accompanying notes which are an integral part of this schedule of investments.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS - continued
February 29, 2020 (Unaudited)

COMMON STOCKS — 97.41% - continued	Shares	Fair Value
J.M. Smucker Company (The)	4,079	420,097
Kraft Heinz Company (The)	9,194	227,735
		1,460,513
Health Care Providers & Services — 2.57%
Quest Diagnostics, Inc.	3,322	352,331

Hotels, Restaurants & Leisure — 6.99%
Luckin Coffee, Inc. (China) - ADR(a)	24,226	958,380

Household Durables — 3.31%
Newell Brands, Inc.	29,367	453,133

Independent Power and Renewable Electricity Producers — 4.50%
AES Corporation	36,876	616,935

Media — 1.75%
ViacomCBS, Inc., Class B	9,730	239,455

Mortgage Real Estate Investment Trusts (REITs) — 3.17%
Annaly Capital Management, Inc.	49,097	434,999

Multi-Utilities — 8.61%
Consolidated Edison, Inc.	7,471	588,864
Dominion Energy, Inc.	7,568	591,666
		1,180,530
Oil, Gas & Consumable Fuels — 5.98%
Chevron Corporation	2,934	273,860
Exxon Mobil Corporation	6,483	333,485
Occidental Petroleum Corporation	6,505	212,974
		820,319
Personal Products — 1.52%
Coty, Inc., Class A	22,558	208,210

Pharmaceuticals — 3.72%
Bristol-Myers Squibb Company	8,637	510,102

Total Common Stocks (Cost $13,308,860)		13,352,422

See accompanying notes which are an integral part of this schedule of investments.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS - continued
February 29, 2020 (Unaudited)

RIGHTS - 0.07%
Pharmaceuticals - 0.07%
Bristol-Myers Squibb Company, Expiring 3/31/21(a)	2,946	9,869

Total Rights Cost ($6,658)		9,869

MONEY MARKET FUNDS - 2.14%

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class, 1.44%(b)	293,005	293,005

Total Money Market Funds (Cost $293,005)		293,005

Total Investments — 99.62% (Cost $13,608,523)		13,655,296

Other Assets in Excess of Liabilities — 0.38%		51,694

NET ASSETS — 100.00%		$13,706,990

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2020.

ADR - American Depositary Receipt.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At February 29, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$1,280,863
Gross unrealized depreciation	(1,390,786)
Net unrealized appreciation/(depreciation) on investments	$(109,923)
Tax cost of investments	$13,765,219

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Related Footnotes to the Schedule of Investments

February 29, 2020

(Unaudited)

The Symons Value Institutional Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Symons Value Institutional Fund

Related Footnotes to the Schedule of Investments - continued

February 29, 2020 – (Unaudited)

In accordance with Unified Series Trust’s valuation policies, Symons Capital Management, Inc. LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$13,352,422	$-	$-	$13,352,422
Rights	9,869	-	-	9,869
Money Market Funds	293,005	-	-	293,005
Total	$13,655,296	$-	$-	$13,655,296

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

COMMON STOCKS — 97.73%	Shares	Fair Value
Communication Services — 2.25%
Electronic Arts, Inc.(a)	1,100	$111,507
Gravity Company Ltd. – ADR (a)	12,500	343,750
		455,257
Consumer Discretionary — 6.22%
Century Communities, Inc.(a)	3,100	103,323
Envela Corporation(a)	59,678	158,743
GoPro, Inc., Class A(a)	28,000	106,260
Jerash Holdings (US), Inc.	16,000	99,040
LGI Homes, Inc.(a)	6,700	504,845
M.D.C. Holdings, Inc.	5,300	208,502
Select Interior Concepts, Inc., Class A(a)	10,500	78,435
		1,259,148
Energy — 19.38%
Amplify Energy Corporation	36,000	150,480
Bonanza Creek Energy, Inc.(a)	16,000	260,640
DHT Holdings, Inc.	100,000	555,000
Diamondback Energy, Inc.	6,700	415,400
Dorian LPG Ltd.(a)	45,000	500,400
Earthstone Energy, Inc., Class A(a)	28,000	107,800
Euronav NV	45,000	419,850
Nordic American Tankers Ltd.	140,000	450,800
North American Construction Group Ltd.	36,000	331,560
Northern Oil and Gas, Inc.(a)	150,000	217,500
Par Pacific Holdings, Inc.(a)	12,000	199,080
Ring Energy, Inc.(a)	137,000	193,170
SilverBow Resources, Inc.(a)	24,000	67,440
Smart Sand, Inc.(a)	32,500	52,975
		3,922,095
Financials — 40.88%
Alerus Financial Corporation	5,300	108,438
Allstate Corporation (The)	1,000	105,250
Apollo Global Management, Inc.	7,700	320,782
Bank of New York Mellon Corporation (The)	5,000	199,500
BankUnited, Inc.	13,500	400,950
CB Financial Services, Inc.	5,300	155,343
Central Federal Corporation(a)	10,000	138,750
Citigroup, Inc.	3,000	190,380
Citizens Community Bancorp, Inc.	11,000	127,820
CNO Financial Group, Inc.	5,800	92,916

See accompanying notes which are an integral part of this schedule of investments.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 29, 2020 (Unaudited)

COMMON STOCKS — 97.73% - continued	Shares	Fair Value
Financials — 40.88% - continued
Customers Bancorp, Inc.(a)	20,000	$405,800
Eagle Bancorp Montana, Inc.	7,000	135,800
Ellington Financial, Inc.	6,500	107,445
Emclaire Financial Corporation	8,000	236,800
Enova International, Inc.(a)	4,300	82,646
Enstar Group Ltd.(a)	1,300	231,907
Enterprise Bancorp, Inc.	3,500	96,145
Exantas Capital Corporation	20,500	234,930
FBL Financial Group, Inc., Class A	4,000	191,040
First Bancshares, Inc. (The)	4,200	125,328
First Horizon National Corporation	7,000	93,310
First Internet Bancorp	4,200	102,018
Flagstar Bancorp, Inc.	6,500	207,220
FS Bancorp, Inc.	4,300	205,497
Greenhill & Company, Inc.	5,800	84,796
Greenlight Capital Re Ltd., Class A(a)	12,000	101,280
Hilltop Holdings, Inc.	21,000	437,431
Jefferies Financial Group, Inc.	5,300	104,463
KB Financial Group, Inc. – ADR (a)	6,200	200,074
MainStreet Bancshares, Inc.(a)	5,700	115,596
Marlin Business Services Corporation	5,700	112,062
Merchants Bancorp	5,400	97,308
Meridian Bank Corporation(a)	5,700	112,575
MidWestOne Financial Group, Inc.	3,400	97,682
Morgan Stanley	2,100	94,563
NMI Holdings, Inc., Class A(a)	22,000	513,480
Oppenheimer Holdings, Inc., Class A	8,300	196,959
Orrstown Financial Services, Inc.	10,700	190,460
PennyMac Financial Services, Inc.	7,700	271,502
Piper Sandler Companies	2,700	189,216
Popular, Inc.	4,000	191,920
Reliant Bancorp, Inc.	5,300	105,205
SB One Bancorp	10,500	230,160
Tremont Mortgage Trust	25,000	125,500
Veritex Holdings, Inc.	9,200	221,444
Victory Capital Holdings, Inc., Class A	9,500	187,815
		8,277,506
Health Care — 5.27%
Alexion Pharmaceuticals, Inc.(a)	4,500	423,135
Corcept Therapeutics, Inc.(a)	9,200	116,104

See accompanying notes which are an integral part of this schedule of investments.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 29, 2020 (Unaudited)

COMMON STOCKS — 97.73% - continued	Shares	Fair Value
Health Care — 5.27% - continued
Emergent BioSolutions, Inc.(a)	9,000	$528,120
		1,067,359
Industrials — 10.21%
Controladora Vuela Cia de Aviacion S.A.B de C.V. - ADR(a)	46,000	462,300
CPI Aerostructures, Inc.(a)	16,000	50,720
Fly Leasing Ltd. - ADR(a)	14,000	239,400
Fortress Transportation and Infrastructure Investors LLC	14,500	262,160
Golden Ocean Group Ltd.	50,000	203,500
Kelso Technologies, Inc.(a)	160,000	124,736
Northwest Pipe Company(a)	9,500	299,725
Orion Group Holdings, Inc.(a)	23,000	90,390
Perma-Fix Environmental Services, Inc.(a)	16,500	107,250
Willis Lease Finance Corporation(a)	4,000	226,800
		2,066,981
Information Technology — 5.64%
IEC Electronics Corporation(a)	35,000	263,900
LGL Group, Inc.(a)	12,500	145,000
Opera Ltd. - ADR(a)	24,000	193,920
SunPower Corporation(a)	12,500	107,125
Telenav, Inc.(a)	37,000	220,705
United Microelectronics Corporation - ADR	85,000	210,800
		1,141,450
Materials — 7.35%
Advanced Emissions Solutions, Inc.	44,000	391,160
DRDGOLD Ltd. - ADR	33,500	204,350
Eldorado Gold Corporation(a)	27,000	234,630
Gold Resource Corporation	110,000	442,200
Kinross Gold Corporation(a)	21,500	107,930
Pretium Resources, Inc.(a)	15,000	106,500
		1,486,770
Utilities — 0.53%
VivoPower International plc(a)	97,000	106,700

Total Common Stocks (Cost $22,136,267)		19,783,266

MONEY MARKET FUNDS - 2.41%

Fidelity Investments Money Market Government Portfolio - Class I, 1.46%(b)	487,007	487,007

See accompanying notes which are an integral part of this schedule of investments.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 29, 2020 (Unaudited)

Fair Value
Total Money Market Funds (Cost $487,007)	$487,007

Total Investments — 100.14% (Cost $22,623,274)	20,270,273

Liabilities in Excess of Other Assets — (0.14)%	(28,417)

NET ASSETS — 100.00%	$20,241,856

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2020.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At February 29, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:
Gross unrealized appreciation	$620,907
Gross unrealized depreciation	(2,961,731)
Net unrealized depreciation on investments	$(2,340,824)

Tax cost of investments	$22,611,097

As of February 29, 2020, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to master limited partnership related adjustments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

February 29, 2020 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

February 29, 2020 – (Unaudited)

In accordance with the Unified Series Trust’s valuation policies, SBAuer Funds, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020:

		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$19,783,266	$-	$-	$19,783,266
Money Market Funds	487,007	-	-	487,007
Total	$20,270,273	$-	$-	$20,270,273

(a)	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	4/24/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	4/24/2020

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	4/24/2020